Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, TX
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Planet Image International Limited (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of income and comprehensive income/(loss), changes in shareholders’ equity, and cash flows for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025 and 2024, and the consolidated results of its operations and its consolidated cash flows for each of the two years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.